Income and Expenses (Details) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income And Expenses
Gain from merger (Note 23)	₩ 8,509
Reversal of other bad debt expenses	156,333
Gains on disposal of Property and Equipment	2,113	6,100	928
Gains on disposal of right-of-use assets	461,212	131,193	1,042,833
Rental income	472,235	808,123	283,983
Miscellaneous income	198,965	76,713	159,336
Total	₩ 1,299,367	₩ 1,022,129	₩ 1,487,080